Offerings - Offering: 1	Oct. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	960,000
Proposed Maximum Offering Price per Unit	1.5143
Maximum Aggregate Offering Price	$ 1,453,728.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 126.47
Offering Note	Represents up to 960,000 shares of common stock, par value $0.0001 per share, of the registrant to be offered for resale by the selling stockholder named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of common stock that may become issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Capital Market on October 14, 2026.